Drinker Biddle & Reath LLP
191 N. Wacker Drive, Ste. 3700
Chicago, IL  60606-1698
Telephone: (312) 569-1000
Fax: (312) 569-3000
www.drinkerbiddle.com

October 3, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	The Community Reinvestment Act Qualified Investment Fund
File Nos. 333-71703 and 811-09221

Ladies and Gentlemen:

On behalf of The Community Reinvestment Act Qualified Investment Fund (the “Trust”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify that (i) the prospectuses and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the prospectuses and statement of additional information contained in the Trust’s Post-Effective Amendment No. 21 (the “Amendment”) to its Registration Statement on Form N-1A under the 1933 Act, which was filed on September 27, 2012, and (ii) the text of the Amendment has been filed electronically.

Questions and comments concerning this letter can be directed to the undersigned at (312) 569-1107.

Sincerely,

/s/ David L. Williams
David L. Williams